Segment information and disaggregated revenue disclosures - Narrative (Details)	6 Months Ended
	Jun. 30, 2021 USD ($) segment	Jun. 30, 2020
Disclosure of geographical areas [line items]
Number of operating segments | segment	1
Transaction price allocated to remaining performance obligations	$ 5,439,000
Within one year
Disclosure of geographical areas [line items]
Transaction price allocated to remaining performance obligations	4,919,000
Years after
Disclosure of geographical areas [line items]
Transaction price allocated to remaining performance obligations	$ 520,000
International
Disclosure of geographical areas [line items]
Percentage of total revenues	99.10%	99.50%